Employee Benefit Plans and Share-Based and Other Compensation Plans (Details 2) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended		11 Months Ended
	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
AIG | AIG share-based programs | Predecessor
Compensation expense for share-based and other compensation plans
Compensation expense	$ 1,800	$ 14,800	$ 15,400
AIG | Short and long term incentive plans | Predecessor
Compensation expense for share-based and other compensation plans
Compensation expense	15,000	45,700	33,200
AIG | Executive AerCap Transaction incentive bonus | Predecessor
Compensation expense for share-based and other compensation plans
Compensation expense	32,300
AIG | AIG share-based and other incentive plans
Compensation expense for share-based and other compensation plans
Compensation expense				25,878
AIG | AIG share-based and other incentive plans | Transaction and integration related expenses
Compensation expense for share-based and other compensation plans
Compensation expense				9,600
AerCap | AerCap share-based awards
Compensation expense for share-based and other compensation plans
Compensation expense				$ 14,876